UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income And Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/10 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2010

Shares		Value
COMMON STOCKS (60.8%)

	CONSUMER DISCRETIONARY (5.9%)

5,000	Aaron’s, Inc.	$166,700
7,500	Abercrombie & Fitch Co. Class A	342,300
15,000	AnnTaylor Stores Corp. *	310,500
7,000	Apollo Group, Inc. Class A *	429,030
11,000	Autoliv, Inc. *	566,830
10,000	Bed Bath & Beyond, Inc. *	437,600
10,000	Best Buy Co., Inc.	425,400
15,000	Brinker International, Inc.	289,200
15,000	Burger King Holdings, Inc.	318,900
25,000	Cabela’s, Inc. *	437,250
5,000	Cablevision Systems Corp. Class A	120,700
12,000	Carnival Corp.	466,560
25,000	CBS Corp. Class B	348,500
15,000	Comcast Corp. Class A	269,550
15,000	Corinthian Colleges, Inc. *	263,850
15,000	D.R. Horton, Inc.	189,000
25,000	DIRECTV Class A *	845,250
20,000	DISH Network Corp. Class A	416,400
20,000	Eastman Kodak Co. *	115,800
15,000	Ford Motor Co. *	188,550
4,000	Fortune Brands, Inc.	194,040
20,000	GameStop Corp. Class A *	438,200
25,000	Gannett Co., Inc.	413,000
1,000	Garmin Ltd.	38,480
14,000	Goodyear Tire & Rubber Co. (The) *	176,960
16,000	Harley-Davidson, Inc.	449,120
5,000	Harman International Industries, Inc. *	233,900
24,000	Home Depot, Inc.	776,400
5,000	Honda Motor Co. Ltd. ADR	176,450
18,000	J.C. Penney Company, Inc.	579,060
10,000	Johnson Controls, Inc.	329,900
15,000	KB Home	251,250
16,000	Lennar Corp. Class A	275,360
15,000	Lowe’s Cos, Inc.	363,600
10,000	M.D.C. Holdings, Inc.	346,100
12,000	Macy’s, Inc.	261,240
1,250	Madison Square Garden, Inc. Common Stock *	27,163
15,000	Mattel, Inc.	341,100
10,000	McDonald’s Corp.	667,200
8,000	Meritage Homes Corp. *	168,000
4,000	Mohawk Industries, Inc. *	217,520
20,000	Newell Rubbermaid, Inc.	304,000
28,000	News Corp. Class B	476,280
22,000	Orient-Express Hotels Ltd. Class A *	311,960
18,000	Penske Auto Group, Inc. Common Stock Usd.0001 *	259,560
20,000	PetSmart, Inc.	639,200
8,000	Phillips-Van Heusen Corp.	458,880
10,000	Polaris Industries, Inc.	511,600
17,000	Pulte Homes, Inc. *	191,250
12,000	Royal Caribbean Cruises Ltd. *	395,880
10,000	Sonic Automotive, Inc. Common Stock Usd.01 *	110,000
8,000	Sony Corp. ADR	306,560
6,000	Target Corp.	315,600
2,000	Tempur-Pedic International, Inc. *	60,320
9,000	Time Warner Cable, Inc.	479,790

Shares		Value
14,000	Time Warner, Inc.	$437,780
8,000	Vivendi ADR	213,600
25,000	Walt Disney Co. (The)	872,750
12,000	Weight Watchers International, Inc.	306,360
10,000	Wolverine World Wide, Inc.	291,600
		20,614,883

	CONSUMER STAPLES (4.7%)

12,000	Archer-Daniels-Midland Co.	346,800
5,000	Bunge Ltd.	308,150
15,000	Campbell Soup Co.	530,250
16,000	Coca-Cola Co. (The)	880,000
8,000	Coca-Cola Femsa, S.A.B. de C.V. ADR	531,600
20,000	ConAgra Foods, Inc.	501,400
25,000	Constellation Brands, Inc. Class A *	411,000
15,000	Corn Products International, Inc.	519,900
20,000	CVS Caremark Corp.	731,200
25,000	Dean Foods Co. *	392,250
12,000	Diageo PLC ADR	809,400
15,000	Dr. Pepper Snapple Group, Inc.	527,550
1,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	47,530
12,000	General Mills, Inc.	849,480
12,000	H.J. Heinz Co.	547,320
15,000	Hormel Foods Corp.	630,150
20,000	Kraft Foods, Inc. Class A	604,800
16,000	Kroger Co. (The)	346,560
3,000	Molson Coors Brewing Co. Class B	126,180
14,000	PepsiCo, Inc.	926,240
16,000	Procter & Gamble Co. (The)	1,012,320
25,000	Safeway, Inc.	621,500
25,000	Sara Lee Corp.	348,250
14,000	Smithfield Foods, Inc. *	290,360
15,000	Spartan Stores, Inc.	216,300
30,000	SUPERVALU, Inc.	500,400
20,000	Sysco Corp.	590,000
20,000	Unilever PLC ADR	585,600
30,000	Wal-Mart Stores, Inc.	1,668,000
		16,400,490

	ENERGY (6.4%)

8,000	Alliance Resource Partners, L.P.	335,280
6,000	Alpha Natural Resources, Inc. *	299,340
1,000	Apache Corp.	101,500
10,000	Arch Coal, Inc.	229,970
10,000	Atwood Oceanics, Inc. *	346,300
10,000	Boardwalk Pipeline Partners L.P.	297,600
10,000	BP PLC ADR	570,700
1,000	BreitBurn Energy Partners LP *	14,920
10,000	Bristow Group, Inc. *	377,300
7,000	Cameco Corp.	191,870
10,000	Canadian Natural Resources Ltd.	740,400
10,000	Cenovus Energy, Inc.	262,100
22,000	Chevron Corp.	1,668,260
1,000	Compagnie Generale de Geophysique-Veritas ADR *	28,320
10,000	ConocoPhillips	511,700
12,500	Devon Energy Corp.	805,375
4,000	Diamond Offshore Drilling, Inc.	355,240
10,000	El Paso Corp.	108,400
10,000	EnCana Corp.	310,300

Value Line Income and Growth Fund, Inc.

March 31, 2010

Shares		Value
15,000	Energy Transfer Equity, L.P.	$506,100
10,000	Energy Transfer Partners L.P.	468,600
22,000	Ensco International PLC ADR	985,160
15,000	Enterprise Products Partners L.P.	518,700
27,000	Exxon Mobil Corp.	1,808,460
1,000	FMC Technologies, Inc. *	64,630
10,000	Frontline Ltd.	306,300
14,000	Global Industries Ltd. *	89,880
10,000	Halliburton Co.	301,300
20,000	Helix Energy Solutions Group, Inc. *	260,600
20,000	Marathon Oil Corp.	632,800
15,000	Mariner Energy, Inc. *	224,550
8,000	MarkWest Energy Partners L.P.	245,200
8,000	Murphy Oil Corp.	449,520
10,000	Nabors Industries Ltd. *	196,300
12,000	National-Oilwell Varco, Inc.	486,960
14,000	Newfield Exploration Co. *	728,700
12,000	Noble Corp. *	501,840
5,000	Overseas Shipholding Group, Inc.	196,150
7,000	Peabody Energy Corp.	319,900
10,000	Pengrowth Energy Trust	116,600
1,000	Petroleo Brasileiro S.A. ADR	44,490
5,000	Pioneer Natural Resources Co.	281,600
10,000	Plains All American Pipeline, L.P.	569,000
5,000	Plains Exploration & Production Co. *	149,950
6,000	Pride International, Inc. *	180,660
10,000	Rowan Companies, Inc. *	291,100
7,000	Royal Dutch Shell PLC ADR, Class A	405,020
4,000	Schlumberger Ltd.	253,840
15,000	StatoilHydro ASA ADR	349,950
20,000	Stone Energy Corp. *	355,000
15,000	Suncor Energy, Inc.	488,100
6,000	Swift Energy Co. *	184,440
5,000	Tidewater, Inc.	236,350
6,000	Total S.A. ADR	348,120
11,000	Transocean Ltd. *	950,180
		22,050,925

	FINANCIALS (8.2%)

10,000	ACE Ltd.	523,000
10,000	Affiliated Managers Group, Inc. *	790,000
20,000	AllianceBernstein Holding L.P.	613,200
9,000	Allstate Corp. (The)	290,790
12,000	American Express Co.	495,120
15,000	American Financial Group, Inc.	426,750
18,000	Ameriprise Financial, Inc.	816,480
6,000	Apartment Investment & Management Co. Class A	110,460
15,000	Aspen Insurance Holdings Ltd.	432,600
12,000	Banco Santander Central Hispano S.A. ADR	159,240
60,000	Bank of America Corp.	1,071,000
500	Bank of America Corp. Series L, 7.25%, Pfd *	487,500
6,000	Bank of Montreal	364,200
12,000	Bank of New York Mellon Corp.	370,560
8,000	Bank of Nova Scotia	400,160
20,000	Berkley (W.R.) Corp.	521,800
6,000	Berkshire Hathaway, Inc. Common Stock Usd.0033 *	487,620
3	Berkshire Hathaway, Inc. Class A *	365,400
12,000	BGC Partners, Inc. Common Stock Usd.01	73,320

Shares		Value
1,000	Boston Properties, Inc.	$75,440
10,000	BRE Properties, Inc.	357,500
12,000	Charles Schwab Corp. (The)	224,280
90,000	Citigroup, Inc. *	364,500
11,000	CNA Financial Corp. *	293,920
10,000	Conseco, Inc. *	62,200
10,000	Credit Suisse Group ADR	513,800
2,000	Equity Residential	78,300
5,000	Federated Investors, Inc. Class B	131,900
15,000	First American Corp.	507,600
2,000	Franklin Resources, Inc.	221,800
16,000	Genworth Financial, Inc. Class A *	293,440
5,000	Goldman Sachs Group, Inc. (The)	853,150
15,000	Hartford Financial Services Group, Inc.	426,300
27,000	HCC Insurance Holdings, Inc.	745,200
14,000	Hospitality Properties Trust	335,300
15,105	Host Hotels & Resorts, Inc.	221,288
8,000	HSBC Holdings PLC ADR	405,520
10,000	Independent Bank Corp.	246,600
27,852	ING Groep N.V. ADR *	277,406
14,000	Invesco Ltd.	306,740
20,000	Itau Unibanco Banco Multiplo S.A. ADR	439,800
34,000	JPMorgan Chase & Co.	1,521,500
15,000	KeyCorp	116,250
15,000	Knight Capital Group, Inc. Class A *	228,750
15,000	Legg Mason, Inc.	430,050
9,000	Leucadia National Corp. *	223,290
25,000	Loews Corp.	932,000
2,000	M&T Bank Corp.	158,760
18,000	Manulife Financial Corp.	354,420
12,000	MetLife, Inc.	520,080
12,000	Morgan Stanley	351,480
16,000	Nasdaq OMX Group, Inc. (The) *	337,920
10,000	NYSE Euronext	296,100
6,000	PICO Holdings, Inc. *	223,140
10,000	PNC Financial Services Group, Inc.	597,000
17,000	Principal Financial Group, Inc.	496,570
20,000	ProLogis	264,000
8,000	Prudential Financial, Inc.	484,000
6,000	Regency Centers Corp.	224,820
16,000	SLM Corp. *	200,320
10,000	State Street Corp.	451,400
12,000	SunTrust Banks, Inc.	321,480
12,000	TD Ameritrade Holding Corp. *	228,720
5,000	Toronto-Dominion Bank (The)	372,900
8,000	Travelers Cos., Inc. (The)	431,520
18,000	U.S. Bancorp	465,840
18,000	UBS AG *	293,040
10,000	United Bankshares, Inc.	262,200
15,000	Unum Group	371,550
33,000	Wells Fargo & Co.	1,026,960
1,000	Westpac Banking Corp. ADR	127,080
		28,494,324

	HEALTH CARE (8.4%)

15,000	Abbott Laboratories	790,200
15,000	Aetna, Inc.	526,650
10,000	Amgen, Inc. *	597,600
10,000	Baxter International, Inc.	582,000
10,000	Becton, Dickinson & Co.	787,300
5,000	Bio-Rad Laboratories, Inc. Class A *	517,600

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
10,000	Biogen Idec, Inc. *	$573,600
5,000	Boston Scientific Corp. *	36,100
20,000	Bristol-Myers Squibb Co.	534,000
12,000	CIGNA Corp.	438,960
30,000	Coventry Health Care, Inc. *	741,600
15,000	Covidien PLC	754,200
20,000	Eli Lilly & Co.	724,400
24,000	Forest Laboratories, Inc. *	752,640
8,000	Genzyme Corp. *	414,640
10,000	GlaxoSmithKline PLC ADR	385,200
20,000	Health Net, Inc. *	497,400
7,000	Humana, Inc. *	327,390
15,000	Immucor, Inc. *	335,850
16,000	Inverness Medical Innovations, Inc. *	623,200
30,000	Johnson & Johnson	1,956,000
12,000	Kinetic Concepts, Inc. *	573,720
27,000	King Pharmaceuticals, Inc. *	317,520
10,000	Laboratory Corporation of America Holdings *	757,100
11,067	Life Technologies Corp. *	578,472
10,000	Lincare Holdings, Inc. *	448,800
15,000	Medtronic, Inc.	675,450
28,000	Merck & Co., Inc.	1,045,800
1,000	Millipore Corp. *	105,600
10,000	Novartis AG ADR	541,000
25,000	PerkinElmer, Inc.	597,500
35,000	Pfizer, Inc.	600,250
20,000	PSS World Medical, Inc. *	470,200
20,000	Quest Diagnostics, Inc.	1,165,800
20,000	Sanofi-Aventis ADR	747,200
15,000	STERIS Corp.	504,900
14,000	Teleflex, Inc.	896,980
22,000	Teva Pharmaceutical Industries Ltd. ADR	1,387,760
12,500	Thermo Fisher Scientific, Inc. *	643,000
12,000	UnitedHealth Group, Inc.	392,040
17,000	Varian Medical Systems, Inc. *	940,610
20,000	Watson Pharmaceuticals, Inc. *	835,400
15,000	WellCare Health Plans, Inc. *	447,000
6,000	WellPoint, Inc. *	386,280
18,000	Zimmer Holdings, Inc. *	1,065,600
		29,020,512

	INDUSTRIALS (9.4%)

15,000	ABB Ltd. ADR *	327,600
12,000	AGCO Corp. *	430,440
9,000	Alaska Air Group, Inc. *	371,070
2,000	Alliant Techsystems, Inc. *	162,600
8,000	Avery Dennison Corp.	291,280
5,000	Baldor Electric Co.	187,000
15,000	Barnes Group, Inc.	291,750
11,000	Belden CDT, Inc.	302,060
4,000	Boeing Co. (The)	290,440
10,000	Briggs & Stratton Corp.	195,000
10,000	Canadian National Railway Co.	605,900
10,000	Canadian Pacific Railway Ltd.	562,400
10,000	Ceradyne, Inc. *	226,900

Shares		Value
10,000	Chart Industries, Inc. 0.01 *	$200,000
20,000	Chicago Bridge & Iron Co. N.V. *	465,200
15,000	Cintas Corp.	421,350
15,000	CIRCOR International, Inc.	498,150
2,000	CNH Global N.V. *	61,500
11,000	Continental Airlines, Inc. Class B *	241,670
10,000	Crane Co.	355,000
8,000	CSX Corp.	407,200
2,000	Cummins, Inc.	123,900
10,000	Curtiss-Wright Corp.	348,000
6,000	Danaher Corp.	479,460
15,000	Delta Air Lines, Inc. *	218,850
10,000	Dover Corp.	467,500
20,000	DryShips, Inc. *	116,800
7,000	Dun & Bradstreet Corp. (The)	520,940
10,000	Dycom Industries, Inc. *	87,700
24,000	DynCorp International, Inc. Class A *	275,760
6,000	Eaton Corp.	454,620
15,000	Emerson Electric Co.	755,100
10,000	Empresa Brasileira de Aeronautica S.A. ADR	239,600
6,000	Excel Maritime Carriers Ltd. *	36,180
1,000	FedEx Corp.	93,400
5,000	Flowserve Corp.	551,350
6,000	Fluor Corp.	279,060
15,000	Foster Wheeler AG *	407,100
10,000	G&K Services, Inc. Class A	258,800
12,000	General Cable Corp. *	324,000
10,000	General Dynamics Corp.	772,000
90,000	General Electric Co.	1,638,000
8,000	Goodrich Corp.	564,160
1,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	51,850
15,000	Hexcel Corp. *	216,600
16,000	Honeywell International, Inc.	724,320
8,000	Illinois Tool Works, Inc.	378,880
12,000	Ingersoll-Rand PLC	418,440
16,000	Interface, Inc. Class A	185,280
8,000	ITT Corp.	428,880
25,000	JetBlue Airways Corp. *	139,500
15,000	Kennametal, Inc.	421,800
20,000	Koninklijke Philips Electronics N.V.	640,400
8,000	L-3 Communications Holdings, Inc.	733,040
5,000	Lincoln Electric Holdings, Inc.	271,650
5,000	Lockheed Martin Corp.	416,100
10,000	McDermott International, Inc. *	269,200
5,000	Monster Worldwide, Inc. *	83,050
20,000	Mueller Water Products, Inc. Class A	95,600
10,000	Navistar International Corp. *	447,300
7,000	Norfolk Southern Corp.	391,230
12,000	Northrop Grumman Corp.	786,840
5,000	Owens Corning, Inc. *	127,200
12,000	Pall Corp.	485,880
9,000	Parker Hannifin Corp.	582,660
12,000	Pentair, Inc.	427,440
10,000	R. R. Donnelley & Sons Co.	213,500

Value Line Income and Growth Fund, Inc.

March 31, 2010

Shares		Value
8,000	Raytheon Co.	$456,960
15,000	Republic Services, Inc.	435,300
10,000	Rockwell Automation, Inc.	563,600
10,000	Rockwell Collins, Inc.	625,900
12,000	Ryder System, Inc.	465,120
1,000	Siemens AG ADR	99,970
15,000	Southwest Airlines Co.	198,300
22,000	TBS International PLC Common Stock *	160,600
10,000	Terex Corp. *	227,100
15,000	Textron, Inc.	318,450
16,000	Thomas & Betts Corp. *	627,840
12,000	Trinity Industries, Inc.	239,520
15,000	Tyco International Ltd.	573,750
8,000	Ultralife Corp. *	32,080
6,000	Union Pacific Corp.	439,800
10,000	United Technologies Corp.	736,100
5,000	US Ecology, Inc. Common Stock Usd.01	80,500
18,000	Waste Management, Inc.	619,740
16,000	Watts Water Technologies, Inc. Class A	496,960
12,500	WESCO International, Inc. *	433,875
		32,674,895

	INFORMATION TECHNOLOGY (8.6%)

18,000	Accenture PLC Class A	755,100
7,500	Adobe Systems, Inc. *	265,275
20,000	Amdocs Ltd. *	602,200
15,000	Analog Devices, Inc.	432,300
12,000	Anixter International, Inc. *	562,200
1,000	Apple, Inc. *	234,930
20,000	Arrow Electronics, Inc. *	602,600
15,000	Automatic Data Processing, Inc.	667,050
10,000	Avid Technology, Inc. *	137,800
20,000	Avnet, Inc. *	600,000
20,000	AVX Corp.	284,000
8,000	Blackboard, Inc. *	333,280
20,000	BMC Software, Inc. *	760,000
15,000	CA, Inc.	352,050
15,000	Celestica, Inc. *	163,950
20,000	Check Point Software Technologies Ltd. *	701,200
36,000	Cisco Systems, Inc. *	937,080
15,000	Cognizant Technology Solutions Corp. Class A *	764,700
10,000	CommScope, Inc. *	280,200
16,000	Computer Sciences Corp. *	871,840
15,000	Corning, Inc.	303,150
15,000	CSG Systems International, Inc. *	314,400
12,000	CyberSource Corp. *	211,680
30,000	Dell, Inc. *	450,300
10,000	DST Systems, Inc.	414,500
18,000	eBay, Inc. *	485,100
30,000	EMC Corp. *	541,200
1,000	Google, Inc. Class A *	567,010
10,000	Harmonic, Inc. *	63,100
10,000	Harris Corp.	474,900
24,000	Hewlett-Packard Co.	1,275,600
2,500	IAC/InterActiveCorp *	56,850
42,500	Intel Corp.	946,050
12,000	International Business Machines Corp.	1,539,000
5,000	International Rectifier Corp. *	114,500
2,000	Itron, Inc. *	145,140
15,000	Jabil Circuit, Inc.	242,850

Shares		Value
14,500	LaserCard Corp. *	$91,205
14,000	Lender Processing Services, Inc.	528,500
15,000	Lexmark International, Inc. Class A *	541,200
10,000	Linear Technology Corp.	282,800
8,000	Logitech International S.A. *	130,720
10,000	Maxwell Technologies, Inc. *	123,900
5,000	MEMC Electronic Materials, Inc. *	76,650
12,000	Microchip Technology, Inc.	337,920
15,000	Micron Technology, Inc. *	155,850
65,000	Microsoft Corp.	1,902,550
10,000	Motorola, Inc. *	70,200
20,000	Nokia Oyj ADR	310,800
16,000	Novell, Inc. *	95,840
20,000	Nuance Communications, Inc. *	332,800
15,000	NVIDIA Corp. *	260,700
24,000	Oracle Corp.	616,560
12,000	OSI Systems, Inc. *	336,600
14,000	Plantronics, Inc.	437,920
12,000	Plexus Corp. *	432,360
12,000	SAIC, Inc. *	212,400
8,000	SAP AG ADR	385,360
20,000	Seagate Technology *	365,200
20,000	STEC, Inc. *	239,600
15,000	STMicroelectronics N.V.	147,900
12,000	Sybase, Inc. *	559,440
20,000	Symantec Corp. *	338,400
15,000	Take-Two Interactive Software, Inc. *	147,750
16,000	Texas Instruments, Inc.	391,520
25,000	Tyco Electronics Ltd.	687,000
10,000	Western Digital Corp. *	389,900
14,000	Western Union Co. (The)	237,440
20,000	Xerox Corp.	195,000
10,000	Xyratex Ltd. *	169,300
		29,984,370

	MATERIALS (3.3%)

5,500	Agrium, Inc.	388,465
10,000	AK Steel Holding Corp. Common Stock Usd.01	228,600
15,000	Alcoa, Inc.	213,600
17,000	AngloGold Ashanti Ltd. ADR	645,150
10,000	Arch Chemicals, Inc.	343,900
4,000	Ashland, Inc.	211,080
15,000	Barrick Gold Corp.	575,100
8,000	BHP Billiton Ltd. ADR	642,560
3,000	Cabot Corp.	91,200
15,000	Cemex S.A. de C.V. ADR *	153,150
15,000	Commercial Metals Co.	225,900
8,000	Cytec Industries, Inc.	373,920
10,000	Dow Chemical Co. (The)	295,700
12,000	E.I. du Pont de Nemours & Co.	446,880
5,000	Freeport-McMoRan Copper & Gold, Inc.	417,700
20,000	Harmony Gold Mining Company Ltd. ADR	189,600
25,000	Headwaters, Inc. *	114,750
20,000	Huntsman Corp.	241,000
10,000	International Paper Co.	246,100
3,000	Lubrizol Corp. (The)	275,160
12,000	Mechel ADR	341,040
16,000	Methanex Corp.	388,960
10,000	Mosaic Co. (The)	607,700
12,000	Myers Industries, Inc.	125,760

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
10,000	Nalco Holding Co.	$243,300
5,000	Newmont Mining Corp.	254,650
14,000	OM Group, Inc. *	474,320
1,000	POSCO ADR	117,010
500	Rio Tinto PLC ADR	118,365
5,000	Sociedad Quimica y Minera de Chile S.A. ADR	186,950
10,000	Sterlite Industries (India) Ltd. ADR	186,100
2,000	Syngenta AG ADR	111,020
20,000	Titanium Metals Corp. *	331,800
10,000	Vale SA ADR	321,900
10,000	Walter Energy, Inc.	922,700
22,000	Yamana Gold, Inc.	216,700
15,000	Zoltek Companies, Inc. *	144,600
		11,412,390

	TELECOMMUNICATION SERVICES (1.6%)

35,000	AT&T, Inc.	904,400
10,000	BT Group PLC ADR	187,100
13,700	CenturyTel, Inc.	485,802
8,000	China Mobile Ltd. ADR	384,960
30,000	Deutsche Telekom AG ADR	405,000
7,500	Millicom International Cellular S.A.	668,625
10,000	Telecom Corporation of New Zealand Ltd. ADR	77,200
8,000	Telefonica S.A. ADR	568,800
20,000	Turkcell Iletisim Hizmetleri AS ADR	301,200
30,000	Verizon Communications, Inc.	930,600
5,000	Vimpel-Communications ADR	92,050
15,000	Vodafone Group PLC ADR	349,350
		5,355,087

	UTILITIES (4.3%)

20,000	AES Corp. (The) *	220,000
20,000	ALLETE, Inc.	669,600
20,000	American Electric Power Company, Inc.	683,600
16,000	American States Water Co.	555,200
14,000	California Water Service Group	526,540
20,000	CenterPoint Energy, Inc.	287,200
18,750	Companhia Energetica de Minas Gerais ADR	312,000
22,000	Dominion Resources, Inc.	904,420
10,000	Energen Corp.	465,300
17,000	Exelon Corp.	744,770
15,000	Ferrellgas Partners, L.P.	342,900
15,000	FirstEnergy Corp.	586,350
20,000	IDACORP, Inc.	692,400
12,000	National Fuel Gas Co.	606,600
20,000	OGE Energy Corp.	778,800
45,000	Pepco Holdings, Inc.	771,750
10,000	PG&E Corp.	424,200
20,000	Pinnacle West Capital Corp.	754,600
14,000	PPL Corp.	387,940
15,000	Progress Energy, Inc.	590,400
12,000	Sempra Energy	598,800
25,000	Southern Co.	829,000

Shares		Value
30,000	TECO Energy, Inc.	$476,700
15,000	Veolia Environnement ADR	518,550
30,000	Westar Energy, Inc.	669,000
30,000	Xcel Energy, Inc.	636,000
		15,032,620

	TOTAL COMMON STOCKS (1) (Cost $173,018,318) (60.8%)	211,040,496

PREFERRED STOCKS (0.3%)

	FINANCIALS (0.3%)

20,000	Health Care REIT, Inc. Series F, 7.625% *	494,000
15,100	HSBC Holdings PLC Series A 6.20% *	344,582
5,000	MetLife, Inc. Series B 6.50% *	122,750
		961,332

	TOTAL PREFERRED STOCKS (1) (Cost $1,002,500) (0.3%)	961,332

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (10.9%)
$6,862,020	U.S. Treasury Notes, 0.88%, 4/15/10 (2)	6,863,626
4,000,000	U.S. Treasury Notes, 4.75%, 3/31/11	4,170,780
6,549,480	U.S. Treasury Notes, 2.38%, 4/15/11 (2)	6,761,316
6,406,320	U.S. Treasury Notes, 2.00%, 4/15/12 (2)	6,709,621
3,341,670	U.S. Treasury Notes, 1.88%, 7/15/15 (2)	3,536,426
2,000,000	U.S. Treasury Notes, 3.13%, 5/15/19	1,904,844
8,000,000	U.S. Treasury Notes, 3.63%, 2/15/20	7,863,752
	TOTAL U.S. TREASURY OBLIGATIONS (3) (Cost $36,216,139) (10.9%)	37,810,365

CORPORATE BONDS & NOTES (5.4%)

	BASIC MATERIALS (1.4%)
1,000,000	Alcoa, Inc., Senior Notes, 6.00%, 7/15/13	1,066,670
1,000,000	Cytec Industries, Inc., 8.95%, 7/1/2017, 8.95%, 7/1/17	1,206,928
1,100,000	Dow Chemical Co. (The), Senior Notes, 8.55%, 5/15/19	1,330,715
1,060,000	Southern Copper Corp., 6.38%, 7/27/15	1,162,319
		4,766,632

	CONSUMER, CYCLICAL (0.6%)

1,000,000	Marriott International, 5.81%, 11/10/15	1,042,254
1,000,000	Whirlpool Corp., 6.13%, 6/15/11	1,040,016
		2,082,270

	CONSUMER, NON-CYCLICAL (0.6%)

1,000,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	1,046,466
1,250,000	R. R. Donnelley & Sons Co., Notes, 6.13%, 1/15/17	1,254,837
		2,301,303

Value Line Income and Growth Fund, Inc.

March 31, 2010

Principal Amount		Value

	ENERGY (0.3%)

$1,000,000	Pacific Energy Partners L.P. / Pacific Energy Finance Corp., 6.25%, 9/15/15	$1,030,817

	FINANCIAL (1.0%)

1,000,000	Citigroup, Inc., 08/14 Fixed 6.375, 6.38%, 8/12/14	1,068,303
1,000,000	General Electric Capital Corp., 5.50%, 11/15/11	1,003,892
750,000	Lehman Brothers Holdings, Inc., 5.63%, 1/24/13 (4)	176,250
1,250,000	ProLogis, 03/17 Fixed 6.25 Coupon, 6.25%, 3/15/17	1,230,549
		3,478,994

	INDUSTRIAL (1.0%)

892,000	Commercial Metals Co., Notes, 6.50%, 7/15/17	907,457
1,000,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 6.13%, 7/1/15	1,038,750
740,000	Ryder System, Inc., Senior Notes, 4.63%, 4/1/10	740,000
700,000	Tyco Electronics Group S.A., Senior Notes, 6.00%, 10/1/12	753,710
		3,439,917

	TECHNOLOGY (0.5%)

1,500,000	National Semiconductor Corp., Senior Notes, 6.15%, 6/15/12	1,622,080

	TOTAL CORPORATE BONDS & NOTES (3) (Cost $17,603,143) (5.4%)	18,722,013
CONVERTIBLE CORPORATE BONDS & NOTES (6.9%)

	BASIC MATERIALS (0.3%)

1,000,000	Ferro Corp., Senior Notes, 6.50%, 8/15/13	962,500

	COMMUNICATIONS (0.9%)

1,000,000	Anixter International, Inc., Senior Notes, 1.00%, 2/15/13	961,250
1,200,000	Interpublic Group of Cos., Inc., Senior Notes, 4.25%, 3/15/23	1,249,500
1,000,000	NII Holdings, Inc. 3.13%, 6/15/12	943,750
		3,154,500

	CONSUMER, CYCLICAL (0.4%)

400,000	Saks, Inc., Senior Notes Convertible, 2.00%, 3/15/24	379,000
1,000,000	Tech Data Corp., Senior Debentures, 2.75%, 12/15/26	1,042,500
		1,421,500

	CONSUMER, NON-CYCLICAL (1.6%)

1,000,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	1,018,750

Principal Amount		Value
$1,250,000	Cubist Pharmaceuticals, Inc. 2.25%, 6/15/13	$1,239,062
1,000,000	Euronet Worldwide, Inc., Senior Debentures, 3.50%, 10/15/25	940,000
1,500,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.25%, 8/15/25	1,460,625
1,200,000	Omnicare, Inc., 3.25%, 12/15/35	1,015,500
		5,673,937

	ENERGY (1.0%)

1,200,000	Global Industries Ltd., Senior Debentures, 2.75%, 8/1/27	777,000
500,000	Helix Energy Solutions Group, Inc., Senior Notes, 3.25%, 12/15/25	449,375
1,250,000	SESI LLC, Guaranteed Senior Notes, 1.50%, 12/15/26	1,160,938
1,000,000	Transocean, Inc., Senior Notes Series C, 1.50%, 12/15/37	957,500
		3,344,813

	FINANCIAL (0.5%)

5,000	Citigroup, Inc., 7.50%, Pfd, 7.50%, 12/15/12	609,400
1,250,000	NASDAQ OMX Group, Inc. (The), Senior Notes, 2.50%, 8/15/13	1,203,125
		1,812,525

	INDUSTRIAL (1.3%)

1,000,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	1,103,750
1,020,000	Flextronics International Ltd. 1.00%, 8/1/10	1,014,900
1,000,000	General Cable Corp., Senior Notes, 1.00%, 10/15/12	806,250
1,000,000	SunPower Corp., Senior Debentures Convertible, 1.25%, 2/15/27	900,000
1,000,000	Suntech Power Holdings Co., Ltd., Senior Notes, 3.00%, 3/15/13	852,500
		4,677,400

	TECHNOLOGY (0.9%)

1,000,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	956,250
1,250,000	SanDisk Corp., Senior Notes, 1.00%, 5/15/13	1,079,688
1,000,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	922,500
		2,958,438

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (3) (Cost $22,211,745) (6.9%)	24,005,613
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.6%)

2,000,000	Federal Farm Credit Bank, 4.24%, 6/3/13	2,013,034
3,000,000	Federal Home Loan Bank, 4.88%, 5/14/10	3,016,551

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$647,359	Federal National Mortgage Association, 6.00%, 6/25/16	$674,820

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (3) (Cost $5,651,376) (1.6%)	5,704,405

	TOTAL INVESTMENT SECURITIES (1) (85.9%) (Cost $255,703,221)	298,244,224
SHORT-TERM INVESTMENTS (14.2%)

	REPURCHASE AGREEMENTS (5) (11.3%)

39,100,000	With Morgan Stanley, 0.00%, dated 03/31/10, due 04/01/10, delivery value $39,100,000 (collateralized by $39,785,000 U.S. Treasury Notes 2.3750%, due 08/31/14, with a value of $39,970,276)	39,100,000

	U.S. TREASURY OBLIGATIONS (2.9%)

10,000,000	United States Treasury Bill, 0.17%, 4/8/10 (6)	9,999,669

	TOTAL SHORT-TERM INVESTMENTS (Cost $49,099,669) (14.2%)	49,099,669

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.1%)		(218,396)
NET ASSETS (7) (100%)		$347,125,497
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($347,125,497 ÷ 43,329,339 shares outstanding)		$8.01

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurement and Disclosures.
(2)	Treasury Inflation Protected Security (TIPS).
(3)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(4)	Security currently in default.
(5)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(6)	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
(7)
For federal income tax purposes, the aggregate cost was $304,802,890, aggregate gross unrealized appreciation was $50,243,933, aggregate gross unrealized depreciation was $7,702,930 and the net unrealized appreciation was $42,541,003.

ADR	American Depositary Receipt.

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$211,040,496	$0	$0	$211,040,496
Preferred Stocks	961,332	0	0	961,332
U.S. Treasury Obligations	0	37,810,365	0	37,810,365
Corporate Bonds & Notes	0	18,722,013	0	18,722,013
Convertible Corporate Bonds & Notes	0	24,005,613	0	24,005,613
U.S. Government Agency Obligations	0	5,704,405	0	5,704,405
Short Term Investments	0	49,099,669	0	49,099,669

Total Investments in Securities	$212,001,828	$135,342,065	$0	$347,343,893

For the period ended March 31, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2010